Capital Stock (Summary of RSU and PSU Activity) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Nonvested at January 1 (in shares)	0.7
Shares, Granted (in shares)	0.3
Shares, Vested (in shares)	(0.3)
Shares, Cancelled (in shares)	(0.1)
Shares, Nonvested at December 31 (in shares)	0.6	0.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Outstanding at January 1 (in dollars per share)	$ 290.58
Weighted average grant date fair value, Granted (in dollars per share)	385.68	$ 332.64
Weighted average grant date fair value, Vested (in dollars per share)	277.40
Weighted average grant date fair value, Cancelled (in dollars per share)	337.17
Weighted average grant date fair value, Outstanding at December 31 (in dollars per share)	$ 344.25	$ 290.58
Performance Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Nonvested at January 1 (in shares)	0.2
Shares, Granted (in shares)	0.1
Shares, Vested (in shares)	(0.1)
Shares, Cancelled (in shares)	0.0
Shares, Nonvested at December 31 (in shares)	0.2	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Outstanding at January 1 (in dollars per share)	$ 287.51
Weighted average grant date fair value, Granted (in dollars per share)	334.24
Weighted average grant date fair value, Vested (in dollars per share)	254.47
Weighted average grant date fair value, Cancelled (in dollars per share)	0
Weighted average grant date fair value, Outstanding at December 31 (in dollars per share)	$ 333.06	$ 287.51